Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Schedule of Cash and Cash Equivalents

(in millions)	December 31, 2025	December 31, 2024
Cash balances on hand and at banks	$478	$1,018
Other cash and cash equivalents	1,331	1,174
Total	$1,809	$2,192

Schedule of Reconciliation of Assets and Liabilities Arising From Financing Activities
The following table presents the reconciliation of assets, liabilities and equity arising from financing activities:

				Non-cash changes
(in millions)	As of December 31, 2023 Assets (Liabilities and Equity)	Cash Flows from Financing Activities (Inflows)/ Outflows	Cash Flows from Operating Activities (Inflows)/ Outflows	Addition	Foreign exchange movement	Other	As of December 31, 2024 Assets (Liabilities and Equity)
Debt(2)	$(2,372)	$544	$—	$(16)	$42	$(4)	$(1,806)
Lease obligations	(382)	62	24	(389)	23	148	(514)
Share capital	(11)	—	—	—	—	—	(11)
Additional Paid-In Capital	(24,027)	177	—	—	—	(164)	(24,014)
Other	1	2	—	—	—	(3)	—
Total	$(26,791)	$785	$24	$(405)	$65	$(23)	$(26,345)

				Non-cash changes
(in millions)	As of December 31, 2024 Assets (Liabilities and Equity)	Cash Flows from Financing Activities (Inflows)/ Outflows	Cash Flows from Operating Activities (Inflows)/ Outflows	Addition	Foreign exchange movement	Other(1)	As of December 31, 2025 Assets (Liabilities and Equity)
Debt(2)	$(1,806)	$737	$—	$(16)	$(64)	$(2)	$(1,151)
Lease obligations	(514)	103	22	(137)	(30)	—	(556)
Share capital	(11)	—	—	—	—	—	(11)
Additional Paid-In Capital	(24,014)	5	—	—	—	(211)	(24,220)
Total	$(26,345)	$845	$22	$(153)	$(94)	$(213)	$(25,938)
(1)Includes $200 million of share-based compensation.
(2)Accrued interest is included in accrued liabilities in the consolidated statements of financial positions. Interest paid relating to the Company’s debt is included in cash flow from operating activities on the consolidated statements of cash flows.

Schedule of Geographical Concentration of Cash and Cash Equivalents
Geographical concentration of cash and cash equivalents is as follows:

(in millions)	December 31, 2025	December 31, 2024
United States of America	$1,133	$1,637
Republic of Singapore	436	341
Other	240	214
Total	$1,809	$2,192